PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 0.7%
Boeing Co. (The)*	4,985	$992,165
Automobiles — 3.8%
Tesla, Inc.*	14,877	5,530,525
Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.*	4,088	1,825,456
Broadline Retail — 8.9%
Amazon.com, Inc.*	58,105	12,101,528
MercadoLibre, Inc. (Brazil)*	425	734,834
		12,836,362
Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	1,952	1,651,373
Consumer Staples Distribution & Retail — 4.2%
Costco Wholesale Corp.	2,864	2,853,775
Walmart, Inc.	25,974	3,228,049
		6,081,824
Electric Utilities — 1.2%
Constellation Energy Corp.(a)	6,017	1,680,247
Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	9,905	2,796,875
Entertainment — 4.4%
Netflix, Inc.*	32,872	3,160,643
Spotify Technology SA*	3,691	1,789,803
Walt Disney Co. (The)	14,937	1,439,628
		6,390,074
Financial Services — 8.6%
Mastercard, Inc. (Class A Stock)	12,761	6,376,161
Visa, Inc. (Class A Stock)	20,338	6,146,957
		12,523,118
Ground Transportation — 1.3%
Uber Technologies, Inc.*	26,817	1,928,947
Health Care Equipment & Supplies — 2.6%
Dexcom, Inc.*	3,976	249,693
Intuitive Surgical, Inc.*	7,660	3,531,183
		3,780,876
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. (Class A Stock)*	6,045	763,363
Interactive Media & Services — 11.0%
Alphabet, Inc. (Class A Stock)	17,178	4,939,706
Alphabet, Inc. (Class C Stock)	20,233	5,804,038
Meta Platforms, Inc. (Class A Stock)	9,202	5,264,740
		16,008,484
IT Services — 3.2%
Cloudflare, Inc. (Class A Stock)*	4,719	973,719
Shopify, Inc. (Canada) (Class A Stock)*	15,052	1,785,468
Snowflake, Inc.*	12,809	1,931,853
		4,691,040
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 5.5%
Eli Lilly & Co.	7,062	$6,495,416
Merck & Co., Inc.	6,474	778,757
UCB SA (Belgium), ADR(a)	4,883	736,283
		8,010,456
Semiconductors & Semiconductor Equipment — 20.4%
Advanced Micro Devices, Inc.*	13,243	2,694,024
Broadcom, Inc.	24,283	7,515,831
KLA Corp.	322	474,116
Lam Research Corp.	10,858	2,319,920
NVIDIA Corp.	77,071	13,441,182
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,435	2,850,608
Texas Instruments, Inc.	1,605	311,595
		29,607,276
Software — 13.1%
AppLovin Corp. (Class A Stock)*	2,729	1,086,142
Cadence Design Systems, Inc.*	11,412	3,171,052
Crowdstrike Holdings, Inc. (Class A Stock)*	3,811	1,487,853
Datadog, Inc. (Class A Stock)*	3,808	449,534
Microsoft Corp.	27,824	10,299,610
Oracle Corp.	5,447	801,308
Palantir Technologies, Inc. (Class A Stock)*	11,641	1,702,846
		18,998,345
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	34,560	8,770,982

Total Long-Term Investments—99.8% (cost $57,428,025)		144,867,788
Short-Term Investments — 1.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	407,651	407,651
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $1,937,431; includes $1,927,060 of cash collateral for securities on loan)(b)(wb)	1,938,979	1,937,622

Total Short-Term Investments (cost $2,345,082)		2,345,273

TOTAL INVESTMENTS—101.4% (cost $59,773,107)		147,213,061

Liabilities in excess of other assets — (1.4)%		(1,975,834)

Net Assets — 100.0%		$145,237,227

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,785,325; cash collateral of $1,927,060 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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